Trade receivables (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balances as of the beginning of the year	$ 14,551	$ 17,782	$ (13,652)
Bad debts of the year	(7,672)	(1,976)	(2,574)
Acquisitions of subsidiary	0	0	(5,944)
Recoveries	268	2,248	0
Write off	403	2,390	237
Translation differences	1,003	569	2,274
Disposals of subsidiaries	0	0	1,877
Balance as of end of year	$ 20,549	$ 14,551	$ 17,782